PROPERTY AND EQUIPMENT (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, and Equipment [Abstract]
Property and equipment gross	$ 750,000		$ 677,000	$ 228,000
Less accumulated depreciation and amortization	(255,000)		(197,000)	(23,000)
Property and Equipment	$ 495,000		480,000	205,000
Useful life	3 years
General and Administrative Expense [Member]
Property, and Equipment [Abstract]
Depreciation and amortization expense	$ 59,000	$ 6,000	173,000	19,000
Computer Equipment [Member}
Property, and Equipment [Abstract]
Property and equipment gross	268,000		$ 225,000	83,000
Useful life			3 years
Data Warehouse [Member]
Property, and Equipment [Abstract]
Property and equipment gross	286,000		$ 256,000	145,000
Useful life			3 years
Software [Member]
Property, and Equipment [Abstract]
Property and equipment gross	$ 196,000		$ 196,000	$ 0
Useful life	3 years		3 years